Intangible Assets - Details of the Changes in Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Impairment loss	₩ 147	₩ 206,569
Reversal of impairment loss	₩ 653